UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21616

RMR F.I.R.E. FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent	Copy to:
for Service)
Thomas A. DeCapo, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Adam D. Portnoy, President	One Beacon Street
RMR F.I.R.E. Fund	Boston, Massachusetts 02108
400 Centre Street
Newton, Massachusetts 02458	Christina T. Simmons, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Voting Record

Fund	RFR

Company	Abingdon Investment Limited
Ticker:		Cusip:
Meeting Date:	8/13/2007	Record Date:	8/11/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

That the Articles of Association of the Guernsey Company be amended as more particularly described in the Notice of Extraordinary General Meeting contained in the Proxy Statement/Private Offering Memorandum.

		For	For	Management

2.00

That the Share Exchange Agreement (as that term is defined in the Proxy Statement/Private Offering Memorandum attached to the Notice of Extraordinary General Meeting is attached) substantially in the form of the draft attached as Exhibit A to the Proxy Statement/Private Offering Memorandum be and is hereby approved.

		For	For	Management

3.00

That the Company be and is hereby authorized to execute the Share Exchange Agreement, and such other documents and agreements that are reasonably necessary in the judgement of the directors of the Guernsey Company to implement the Share Exchange (as described in the Share Exchange Agreement), as agents for and on behalf of all the holders of shares of the Guernsey Company.

		For	For	Management

4.00	That the Secretary of the Company be and is hereby authorized on completion of the Share Exchange to make the necessary entries in the register of Members to give full effect to the Share Exchange.	For	For	Management

Company	Alesco Financial Inc.
Ticker:	AFN	Cusip:	014485106
Meeting Date:	6/18/2008	Record Date:	4/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Rodney E. Bennett; 02-Marc Chayette; 03-Daniel G. Cohen; 04-Thomas P. Costello; 05-G. Steven Dawson; 06-Jack Haraburda; 07-James J. McEntee, III; 08-Lance Ullom; 09-Charles W. Wolcott.

		For	For	Management

2.00	To amend the Company’s 2006 Long-Term Incentive Plan to increase the total number of shares of common stock available to be granted under the plan, as described in the accompanying proxy statement.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Alpine Total Dynamic Dividend Fund
Ticker:	AOD	Cusip:	021060108
Meeting Date:	3/14/2008	Record Date:	1/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Jeffrey E. Wacksman.	For	For	Management

Company	American Capital Strategies, Ltd.
Ticker:	ACAS	Cusip:	024937104
Meeting Date:	5/19/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Mary C. Baskin; 02-Neil M. Hahl; 03-Philip R. Harper; 04-John A. Koskinen; 05-Stan Lundine; 06-Kenneth D. Peterson; 07-Alvin N. Puryear; 08-Malon Wilkus.

		For	For	Management

2.00	Approval of the amendment to our Bylaws to require majority vote to elect directors in uncontested elections.	For	For	Management

3.00	Approval of the 2008 Stock Option Plan.	For	For	Management

4.00	Approval of the amendment to the Incentive Bonus Plan.	For	For	Management

5.00	Approval of the ability to issue convertible securities.	For	For	Management

6.00	Approval of the amendment and restatement of our Certificate of Incorporation.	For	For	Management

7.00	Ratification of appointment of Ernst & Young LLP as auditors for the year ending December 31, 2008.	For	For	Management

Company	American Financial Realty Trust
Ticker:	AFR	Cusip:	02607P305
Meeting Date:	2/13/2008	Record Date:	1/2/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the merger of GKK Stars Acquisition Corp., a Maryland corporation, with and into American Financial Realty Trust, referred to as the Merger, and the other transactions contemplated by the Agreement and Plan of Merger, dated as of November 2, 2007, all as more fully described in the proxy statement.

		For	For	Management

2.00	To adjourn or postpone the special meeting, if necessary, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger.	For	For	Management

Company	Anthracite Capital, Inc.
Ticker:	AHR	Cusip:	037023108
Meeting Date:	5/15/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Hugh R. Frater***; 02-Jeffrey C. Keil***; 03-Deborah J. Lucas***; 04-Walter E. Gregg, Jr.**; 05-Christopher A. Milner*.  *Nominee for term expiring in 2009; **Nominee for term expiring in 2010; ***Nominee for term expiring in 2011.

		For	For	Management

2.00	Proposal to ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	Proposal to approve the Anthracite Capital, Inc. 2008 Manager Equity Plan.	For	For	Management

Company	Ashford Hospitality Trust, Inc.
Ticker:	AHT	Cusip:	044103109
Meeting Date:	5/13/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Archie Bennett, Jr.; 02-Montgomery J. Bennett; 03-Martin L. Edelman; 04-W. D. Minami; 05-W. Michael Murphy; 06-Phillip S. Payne; 07-Charles P. Toppino.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00

To approve amendments to the Company’s amended and restated 2003 Stock Incentive Plan that will (a) increase the number of shares of common stock reserved for issuance under the plan by 3,750,000 shares and (b) eliminate the current limitation on the maximum number of shares of common stock that can be issued under the plan to any one participant in any one calendar year.

		For	For	Management

Company	AvalonBay Communities, Inc.
Ticker:	AVB	Cusip:	053484101
Meeting Date:	5/21/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Bryce Blair; 02-Bruce A. Choate; 03-John J. Healy, Jr.; 04-Gilbert M. Meyer; 05-Timothy J. Naughton; 06-Lance R. Primis, 07-Peter S. Rummell; 08-H. Jay Sarles.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as the Company’s independent auditors for the year ending December 31, 2008.	For	For	Management

Company	Bank of America Corporation
Ticker:	BAC	Cusip:	060505104
Meeting Date:	4/23/2008	Record Date:	2/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

The Board of Directors recommends a vote for the election of the following director nominees: 1a-William Barnet, III; 1b-Frank P. Bramble, Sr.; 1c-John T. Collins; 1d-Gary L. Countryman; 1e-Tommy R. Franks; 1f-Charles K. Gifford; 1g-Kenneth D. Lewis; 1h-Monica C. Lozano; 1i-Walter E. Massey; 1j-Thomas J. May; 1k-Patricia E. Mitchell; 1l-Thomas M. Ryan; 1m-O. Temple Sloan, Jr.; 1n-Meredith R. Spangler; 1o-Robert L. Tillman; 1p-Jackie M. Ward.

		For	For	Management

2.00	The Board of Directors recommends a vote for the following proposal: Ratification of the independent registered public accounting firm for 2008.	For	For	Management

3.00	The Board of Directors recommends a vote against the following proposals: Stockholder Proposal - Stock Options.	Against	Against	Shareholder(s)

4.00	The Board of Directors recommends a vote against the following proposals: Stockholder Proposal - Advisory Vote on Executive Compensation.	Against	Against	Shareholder(s)

5.00	The Board of Directors recommends a vote against the following proposals: Stockholder Proposal - Determination of CEO Compensation.	Against	Against	Shareholder(s)

6.00	The Board of Directors recommends a vote against the following proposals: Stockholder Proposal - Cumulative Voting.	Against	Against	Shareholder(s)

7.00	The Board of Directors recommends a vote against the following proposals: Stockholder Proposal - Independent Board Chairman.	Against	Against	Shareholder(s)

8.00	The Board of Directors recommends a vote against the following proposals: Stockholder Proposal - Special Shareholder Meetings.	Against	Against	Shareholder(s)

9.00	The Board of Directors recommends a vote against the following proposals: Stockholder Proposal - Equator Principles.	Against	Against	Shareholder(s)

10.00	The Board of Directors recommends a vote against the following proposals: Stockholder Proposal - Human Rights.	Against	Against	Shareholder(s)

Company	Beverly Hills Bancorp, Inc.
Ticker:	BHBC	Cusip:	087866109
Meeting Date:	10/25/2007	Record Date:	8/27/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Vote for election of the following nonimees 01-Howard Amster, 02-Larry B. Faigin, 03-Stephen P. Glennon, 04-Robert H. Kanner, 05-Kathleen L. Kellogg, 06-William D. King, 07-John J. Lannan.	For	For	Management

Company	Boston Properties, Inc.
Ticker:	BPX	Cusip:	101121101
Meeting Date:	5/12/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Lawrence S. Bacow; 02-Zoe Baird; 03-Alan J. Patricof; 04-Martin Turchin.	For	For	Management

2.00	To ratify the Audit Committee’s appointment of PricewaterhouseCoopers LLP as Boston Properties, Inc.’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	To consider and act upon a stockholder proposal concerning the annual election of directors, if properly presented at the annual meeting.	Against	Against	Shareholder(s)

Company	BRE Properties, Inc.
Ticker:	BRE	Cusip:	05564E106
Meeting Date:	5/15/2008	Record Date:	3/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Paula F. Downey; 02-Robert A. Fiddaman; 03-Irving F. Lyons III; 04-Edward E. Mace; 05-Christopher J. McGurk; 06-Matthew T. Medeiros; 07-Constance B. Moore; 08-Jeanne R. Myerson; 09-Thomas E. Robinson.

		For	For	Management

2.00

Approve the Amended and Restated 1999 BRE Stock Incentive Plan to, among other things, extend the term of the 1999 BRE Stock Incentive Plan, as previously amended, for 10 years and to increase the maximum number of shares reserved for issuance at any time thereafter from 3,500,000 shares to 4,500,0000.

		For	For	Management

3.00	Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Brookfield Properties Corporation
Ticker:	BPO	Cusip:	112900105
Meeting Date:	4/24/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	The special resolution to decrease the number of directors from 13 to 12, as more particularly described in the Corporation’s management proxy circular dated March 17, 2008.	For	For	Management

2.00

The amendment of the Corporation’s Share Option Plan to increase the number of shares authorized for issuance pursuant to the Plan, as more particularly described in the Corporation’s management proxy circular dated March 17, 2008.

		For	For	Management

3.00

Election of Directors: 01-Mr. Gordon E. Arnell; 02-Mr. William T. Cahill; 03-Mr. Richard B. Clark; 04-Mr. Jack L. Cockwell; 05-Mr. J. Bruce Flatt; 06-Mr. Roderick D. Fraser; 07-Mr. Paul D. McFarlane; 08-Mr. Allan S. Olson; 09-Ms. Linda D. Rabbitt; 10-Mr. Robert L. Stelzl; 11-Ms. Diana L. Taylor; 12-Mr. John E. Zuccotti.

		For	For	Management

4.00	The appointment of Deloitte & Touche LLP as auditor and authorizing the directors to fix the auditors’ remuneration.	For	For	Management

Company	CapLease, Inc.
Ticker:	LSE	Cusip:	140288101
Meeting Date:	6/11/2008	Record Date:	4/2/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Paul H. McDowell; 02-William R. Pollert; 03-Michael E. Gagliardi; 04-Stanley Kreitman; 05-Jeffrey F. Rogatz; 06-Howard A. Silver.	For	For	Management

2.00	Ratification of McGladrey & Pullen LLP as our independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Care Investment Trust Inc.
Ticker:	CRE	Cusip:	141657106
Meeting Date:	6/3/2008	Record Date:	4/28/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Flint D. Besecker; 02-G. E. Bisbee, Jr.. Ph.D.; 03-Kirk E. Gorman;04-Alexandria Lebenthal; 05-Walter J. Owens; 06-Karen P. Robards; 07-J. Rainer Twiford.

		For	For	Management

2.00	Directors’ Proposal - Ratification of the appointment of Deloitte & Touche LLP as the Company’s independent registered auditors for the fiscal year ending December 31, 2008.	For	For	Management

Company	CBL & Associates Properties, Inc.
Ticker:	CBL	Cusip:	124830100
Meeting Date:	5/5/2008	Record Date:	3/10/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Charles B. Lebovitz; 02-Claude M. Ballard; 03-Leo Fields; 04-Gary L. Bryenton.	For	For	Management

2.00	To ratify the selection of Deloitte & Touche, LLP as the independent registered public accountants for the Company’s fiscal year ending December 31, 2008.	For	For	Management

Company	Centerline Holding Company
Ticker:	CHC	Cusip:	15188T108
Meeting Date:	6/12/2008	Record Date:	4/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Robert L. Loverd; 02-Marc D. Schnitzer; 03-Thomas W. White.	For	For	Management

2.00	The ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00

The approval of any postponements or adjournments of the annual meeting, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the time of the meeting to approve Proposals 1 and 2.

		For	For	Management

Company	Cohen & Steers Premium Income
Ticker:	RTU	Cusip:	19247V104
Meeting Date:	4/17/2008	Record Date:	2/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A-Election of Director: Bonnie Cohen; 1B-Election of Director: Richard E. Kroon.	For	For	Management

Company	Cohen & Steers REIT and Preferred
Ticker:	RNP	Cusip:	19247X100
Meeting Date:	4/17/2008	Record Date:	2/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A-Election of Director: Bonnie Cohen; 1B-Election of Director: Richard E. Kroon.	For	For	Management

Company	Colonial Properties Trust
Ticker:	CLP	Cusip:	195872106
Meeting Date:	4/23/2008	Record Date:	2/15/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Weston M. Andress; 02-Carl F. Bailey; 03-M. Miller Gorrie; 04-William M. Johnson; 05-Glade M. Knight; 06-James K. Lowder; 07-Thomas H. Lowder; 08-Herbert A. Meisler; 09-Claude B. Nielsen; 10-Harold W. Ripps; 11-Donald T. Senterfitt; 12-John W. Spiegel; 13-C. R. Thompson, III.

		For	For	Management

2.00	To approve the Colonial Properties Trust 2008 Omnibus Incentive Plan.	For	For	Management

3.00	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm of the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	Cornerstone Strategic Value Fund-
Ticker:	CLM	Cusip:	21924B104
Meeting Date:	4/15/2008	Record Date:	2/19/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Edwin Meese III; 02-Ralph W. Bradshaw.	For	For	Management

Company	Cousins Properties Incorporated
Ticker:	CUZ	Cusip:	222795106
Meeting Date:	5/6/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Thomas D. Bell, Jr.; 02-Erskine B. Bowles; 03-James D. Edwards; 04-Lillian C. Giornelli; 05-S. Taylor Glover; 06-James H. Hance, Jr.; 07-W. B. Harrison, Jr.; 08-Boone A. Knox; 09-William Porter Payne.

		For	For	Management

2.00	Proposal to amend the 1999 Incentive Plan to increase the number of shares available under the Plan by 1,200,000.	For	For	Management

3.00	Proposal to ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	Crescent Real Estate Equities
Ticker:	CEI	Cusip:	225756105
Meeting Date:	8/1/2007	Record Date:	6/22/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approve (A) The agreement and plan of merger, dated as of May 22, 2007, by and among Crescent Real Estate Equities Company, Crescent Real Estate Equities Limited Partnership, Moon Acquisition Holdings LLC, Moon Acquisition LLC and Moon Acquisition Limited Partnership and (B) The merger of Crescent Real Estate Equities Company with and into Moon Acquisition LLC.

		For	For	Management

Company	DCT Industrial Trust Inc.
Ticker:	DCT	Cusip:	233153105
Meeting Date:	5/20/2008	Record Date:	3/26/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Thomas G. Wattles; 02-Philip L. Hawkins; 03-Phillip R. Altinger; 04- Thomas F. August; 05-John S. Gates, Jr.; 06-Tripp H. Hardin; 07-James R. Mulvihill; 08-John C. O’Keeffe; 09-Bruce L. Warwick.

		For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for 2008.	For	For	Management

Company	Developers Diversified Realty
Ticker:	DDR	Cusip:	251591103
Meeting Date:	5/13/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Dean S. Adler; 02-Terrance R. Ahern; 03-Robert H. Gidel; 04-Victor B. MacFarlane; 05-Craig Macnab; 06-Scott D. Roulston; 07-Bary A. Sholem; 08-William B. Summers, Jr.; 09-Scott A. Wolstein.

		For	For	Management

2.00	To approve the 2008 Developers Diversified Realty Corporation Equity-Based Award Plan.	For	For	Management

3.00	To approve an amendment to the Company’s Amended and Restated Articles of Incorporation to adopt a majority vote standard in uncontested elections of directors.	For	For	Management

4.00	To approve an amendment to the Company’s Amended and Restated Articles of Incorporation to change the par value of the Company’s common shares from without par value to $0.10 par value per share.	For	For	Management

5.00	To ratify the selection of PricewaterhouseCoopers LLP as the Company’s independent accountants for the Company’s fiscal year ending December 31, 2008.	For	For	Management

Company	Digital Realty Trust, Inc.
Ticker:	DLR	Cusip:	253868202
Meeting Date:	5/5/2008	Record Date:	3/6/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Richard A. Magnuson; 02-Michael F. Foust; 03-Laurence A. Chapman; 04-Kathleen Earley; 05-Ruann F. Ernst, Ph.D.; 06-Dennis E. Singleton.

		For	For	Management

2.00	Ratifying the selection of KPMG LLP as the Company’s independent auditors for the year ended December 31,2008.	For	For	Management

Company	DuPont Fabros Technology Inc.
Ticker:	DFT	Cusip:	26613Q106
Meeting Date:	5/20/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Lamont J. Du Pont; 02-Hossein Fateh; 03-Mark Amin; 04-Michael A. Coke; 05-Thomas D. Eckert; 06-Frederic V. Malek; 07-John H. Toole.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the 2008 fiscal year.	For	For	Management

Company	Eagle Hospitality Properties Trust Inc.
Ticker:	EHP	Cusip:	26959T102
Meeting Date:	8/8/2007	Record Date:	6/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the agreement and plan of merger, dated as of April 27, 2007, by and among Eagle Hospitality Properties Trust, In., EHP Operating Partnership, L.P., AP AIMCAP Holdings LLC and AP AIMCAP Corporation, the merger of Eagle Hospitality Propertiestrust, Inc. with and into AP AIMCAP Corporation and other transactions contemplated by agreement and plan of merger.

		For	Did not vote	Management

2.00

Approval of any adjournment of the special meeting for the purpose of soliciting additional proxies if there are not sufficient votes at the special meeting to approve the agreement and plan of merger, the merger and the other transactions contemplated by the agreement and plan of merger.

		For	Did not vote	Management

Company	Eaton Vance Enhanced Equity Income
Ticker:	EOS	Cusip:	278277108
Meeting Date:	10/12/2007	Record Date:	8/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Thomas E. Faust, Jr.*, (2) Allen R. Freedman *, (3) Norton H. Reamer **, (4) Heidi L. Steiger ***, (5) Lynn A. Stout **, (6) Ralph F. Verni **. *Class I; **Class III; *** Class II;

		For	For	Management

Company	Equity One, Inc.
Ticker:	EQY	Cusip:	294752100
Meeting Date:	5/27/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Noam Ben-Ozer; 02-James S. Cassel; 03-Cynthia R. Cohen; 04-Neil Flanzraich; 05-Nathan Hetz; 06-Chaim Katzman; 07-Peter Linneman; 08-Jeffrey S. Olson; 09-Dori Segal.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as our independent auditors for 2008.	For	For	Management

Company	F.N.B. Corporation
Ticker:	FNB	Cusip:	302520101
Meeting Date:	3/19/2008	Record Date:	1/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Proposal to approve and adopt the agreement and plan of merger dated as of November 8, 2007 between FNB and Omega Financial Corporation (“Omega”) pursuant to which Omega will merge with and into FNB and FNB will issue up to 26,600,000 shares of FNB common stock pursuant to the merger agreement.

		For	For	Management

2.00

Proposal to approve and adopt the agreement and plan of merger dated as of November 8, 2007 between FNB and Omega Financial Corporation (“Omega”) pursuant to which Omega will merge with and into FNB and FNB will issue up to 26,600,000 shares of FNB common stock pursuant to the merger agreement.

		For	For	Management

Ticker:	FNB	Cusip:	302520101
Meeting Date:	5/14/2008	Record Date:	3/5/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Henry M. Ekker*; 02-Dawne S. Hickton*; 03-D. Stephen Martz*; 04-Peter Mortensen*; 05-Earl K. Wahl, Jr.*; 06-Philip E. Gingerich**; 07-Robert V. New, Jr.**; 08-Stanton R. Sheetz***. Note: * = Class I Term Expiring in 2011; ** = Class II Term Expiring in 2009; *** = Class III Term Expiring in 2010.

		For	For	Management

2.00	Ratification of Ernst & Young LLP as F.N.B. Corporation’s independent registered public accounting firm for 2008.	For	For	Management

Company	Fannie Mae
Ticker:	FNM	Cusip:	313586109
Meeting Date:	12/14/2007	Record Date:	10/22/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Stephen B. Ashley; 02-Dennis R. Beresford; 03-Louis J. Freeh; 04-Brenda J. Gaines; 05-Karen N. Horn, Ph.D.; 06-Bridget A. Macaskill; 07-Daniel H. Mudd; 08-Leslie Rahl; 09-John C. Sites, Jr.; 10-Greg C. Smith; 11-H. Patrick Swygert, 12-John K. Wulff.

		For	For	Management

2.00	Proposal to ratify the selection of Deloitte & Touche LLP as Independent Registered Public Accounting Firm for 2007.	For	For	Management

3.00	Proposal to approve an amendment to the Fannie Mae Stock Compensation Plan of 2003.	For	For	Management

4.00	Proposal to require shareholder advisory vote on executive compensation.	Against	Against	Shareholders

5.00	Proposal to authorize cumulative voting.	Against	Against	Shareholders

Ticker:	FNM	Cusip:	313586109
Meeting Date:	5/20/2008	Record Date:	3/21/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Proposal to elect 12 directors: 1a) Stephen B. Ashley; 1b) Dennis R. Beresford; 1c) Louis J. Freeh; 1d) Brenda J. Gaines; 1e) Karen N. Horn, Ph.D.; 1f) Bridget A. Macaskill; 1g) Daniel H. Mudd; 1h) Leslie Rahl; 1i) John C. Sites, Jr.; 1j) Greg C. Smith; 1k) H. Patrick Swygert; 1l) John K. Wulff.

		For	For	Management

2.00	Proposal to ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for 2008.	For	For	Management

3.00	Shareholder proposal to authorize cumulative voting.	Against	Against	Shareholders

Company	Feldman Mall Properties, Inc.
Ticker:	FMLP	Cusip:	314308107
Meeting Date:	12/28/2007	Record Date:	11/19/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Lawrence Feldman; 02-Lawrence S. Kaplan; 03-Bruce E. Moore; 04-Paul H. McDowell.	For	For	Management

2.00	Proposal to approve the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year 2007.	For	For	Management

3.00	Proposal to approve the convertibility feature of our 6.85% Series A Cumulative Contingently Convertible Preferred Stock, par value $0.01 per share.	For	For	Management

4.00	Proposal to approve a stockholder proposal that the Company engage an investment bank to pursue strategic alternatives.	None	For	Shareholder

Company	Fifth Third Bancorp
Ticker:	FITB	Cusip:	316773100
Meeting Date:	4/15/2008	Record Date:	2/29/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Darryl F. Allen; 02-John F. Barrett; 03-U.L. Bridgeman, Jr.; 04-James P. Hackett; 05-Gary R. Heminger; 06-Allen M. Hill; 07-Kevin T. Kabat; 08-Robert L. Koch II; 09-M.D. Livingston, Ph.D.; 10-Hendrik G. Meijer; 11-James E. Rogers; 12-George A. Schaefer, Jr., 13-John J. Schiff, Jr.; 14-Dudley S. Taft; 15-Thomas W. Traylor.

		For	For	Management

2.00	Proposal to amend article fourth of the amended articles of incorporation to increase the authorized number of shares of common stock, from 1,300,000,000 to 2,000,000,000 shares.	For	For	Management

3.00	Proposal to approve the Fifth Third Bancorp 2008 Inceentive Compensation Plan, including the issuance of up to 33,000,000 shares of common stock thereunder.	For	For	Management

4.00	Proposal to amend Article II, Section 1 of the Code of Regulations, as amended, to amend the provisions for fixing the date of the Annual Meeting of Stockholders.	For	For	Management

5.00	Proposal to approve the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year 2008.	For	For	Management

6.00

Shareholder proposal to request the Board of Directors to immediately engage the services of an investment banking firm to actively seek a sale or merger of the Company on terms that will maximize share value for the shareholders.

		Against	Against	Shareholder

Company	First Commonwealth Financial
Ticker:	FCF	Cusip:	319829107
Meeting Date:	4/14/2008	Record Date:	2/29/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Ray T. Charley; 02-Johnston A. Glass; 03-Dale P. Latimer; 04-David R. Tomb, Jr.	For	For	Management

2.00	Approval of the amendment to our Articles of Incorporation increasing the number of authorized shares of common stock to 200,000,000 shares from 100,000,000 shares.	For	For	Management

Company	First Horizon National Corporation
Ticker:	FHN	Cusip:	320517105
Meeting Date:	4/15/2008	Record Date:	2/22/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Driectors Recommend: A vote for election of the following nominees: 01-Simon F. Cooper*; 02-James A. Haslam, III*; 03-Colin V. Reed*; 04-Mary F. Sammons*; 05-Robert B. Carter**. Note: *Class III Directors to serve until the 2011 Annual Meeting of Shareholders; **Class II Director to serve until the 2010 Annual Meeting of Shareholders.

		For	For	Management

2.00	Approval of amendments to FHNC’s Amended and Restated Charter to provide for declassification of FHNC’s Board of Directors.	For	For	Management

3.00

Approval of amendments to FHNC’s Amended and Restated Charter and Amended and Restated Bylaws to eliminate the requirement of the supermajority vote for certain amendments ot the Amended and Restated Charter and Amended and Restated Bylaws.

		For	For	Management

4.00	Ratification of appointment of KPMG LLP as auditors.	For	For	Management

Company	First Industrial Realty Trust, Inc.
Ticker:	FR	Cusip:	32054K103
Meeting Date:	5/20/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Michael W. Brennan*; 02-Michael G. Damone*; 03-Kevin W. Lynch*; 04-J. W. M. Brenninkmeijer**. Note: * = Term, if elected, expires in 2011; ** = Term, if elected, expires in 2009.

		For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm.	For	For	Management

Company	FirstMerit Corporation
Ticker:	FMER	Cusip:	337915102
Meeting Date:	4/16/2008	Record Date:	2/19/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Karen S. Belden; 02-R. Cary Blair; 03-Robert W. Briggs; 04-Clifford J. Isroff.	For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

3.00	To approve the amendments to FirstMerit Corporation’s Second Amended and Restated Code of Regulations.	For	For	Management

Company	Flagstar Bancorp, Inc.
Ticker:	UDR	Cusip:	337930101
Meeting Date:	5/23/2008	Record Date:	4/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Thomas J. Hammond; 02-Kristin A. Hammond; 03-Charles Bazzy; 04-Michael Lucci; 05-Robert W. DeWitt’ 06-Frank D’Angelo; 07-William F. Pickard.

		For	For	Management

2.00	To ratify the appointment of Virchow, Krause & Company, LLP as the Company’s independent registered public accountants for the year ending December 31, 2008.	For	For	Management

Company	Franklin Street Properties Corp.
Ticker:	FSP	Cusip:	35471R106
Meeting Date:	5/16/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-George J. Carter; 02-Georgia Murray.	For	For	Management

Company	Friedman, Billings, Ramsey Group, Inc.
Ticker:	FBR	Cusip:	358434108
Meeting Date:	6/5/2008	Record Date:	4/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Eric F. Billings; 02-Daniel J. Altobello; 03-Peter A. Gallagher; 04-Russell C. Lindner; 05-Ralph S. Michael, III; 06-Wallace L. Timmeny; 07-J. Rock Tonkel, Jr.; 08-John T. Wall.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2008.	For	For	Management

Company	Getty Realty Corp.
Ticker:	GTY	Cusip:	374297109
Meeting Date:	5/15/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-M. Cooper; 02-P. Coviello; 03-L. Liebowitz; 04-H. Safenowitz; 05-D. Driscoll.	For	For	Management

2.00	The ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	Glimcher Realty Trust
Ticker:	GRT	Cusip:	379302102
Meeting Date:	5/9/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election for the following nominees: 01-Timothy J. O’Brien; 02-Richard F. Celeste**; 03-Wayne S. Doran**; 04-Michael P. Glimcher**; 05-Alan R. Weiler**+. Note: * = Class I Trustee; ** = Class II Trustees; + = Contains Proposals 1 and 2.

		For	For	Management

2.00	Ratification of the appointment of BDO Seidman, LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	Gramercy Capital Corp.
Ticker:	GKK	Cusip:	384871109
Meeting Date:	6/25/2008	Record Date:	4/4/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Jeffrey E. Kelter; 02-Charles S. Laven.	For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	To approve and ratify the adoption of the 2008 Employee Stock Purchase Plan.	For	For	Management

Company	HCP, Inc.
Ticker:	HCP	Cusip:	40414L109
Meeting Date:	4/24/2008	Record Date:	3/10/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Robert R. Fanning, Jr.; 02-James F. Flaherty III; Christine N. Garvey; 04-David B. Henry; 05-Lauralee E. Martin; 06-Michael D. McKee; 07-Harold M. Messmer, Jr.; 08-Peter L. Rhein; 09-Kenneth B. Roath; 10-Richard M. Rosenberg; 11-Joseph P. Sullivan.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as HCP’s independent auditors for the fiscal year ending December 31, 2008.	For	For	Management

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/1/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-William C. Ballard, Jr.; 02-Peter J. Grua; 03-R. Scott Trumbull.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2008.	For	For	Management

Company	Healthcare Realty Trust
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/13/2008	Record Date:	3/13/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-David R. Emery; 02-Batey M. Greesham, Jr.; 03-Dan S. Wilford.	For	For	Management

2.00	Proposal to ratify the appointment of BDO Seidman, LLP as the Company’s independent registered public accounting firm.	For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306103
Meeting Date:	5/1/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Josh E. Fidler; 02-Alan L. Gosule; 03-Leonard F. Helbig, III; 04-Roger W. Kober; 05-Norman P. Leenhouts; 06-Nelson B. Leenhouts; 07-Edward J. Pettinella; 08-Clifford W. Smith, Jr.; 09-Paul L. Smith; 10-Amy L. Tait.

		For	For	Management

2.00	To approve the Company’s 2008 Stock Benefit Plan.	For	For	Management

3.00	To approve an amendment to the Company’s Deferred Bonus Plan.	For	For	Management

4.00	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2008.	For	For	Management

Company	Host Hotels & Resorts, Inc.
Ticker:	HST	Cusip:	44107P104
Meeting Date:	5/14/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

1A-Election of Director: Robert M. Baylis; 1B- Election of Director: Terence C. Golden; 1C- Election of Director: Ann M. Korologos; 1D- Election of Director: Richard E. Marriott; 1E- Election of Director: Judith A. McHale; 1F-Election of Director: John B. Morse, Jr.; 1G-Election of Director: W. Edward Walter.

		For	For	Management

2.00	Ratify appointment of KPMG LLP as independent auditors.	For	For	Management

Company	IndyMac Bancorp, Inc.
Ticker:	INDX	Cusip:	456607100
Meeting Date:	5/1/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

1A-Election of Director: Michael W. Perry; 1B- Election of Director: Louis E. Caldera; 1C-Election of Director: Lyle E. Gramley; 1D-Election of Director: Hugh M. Grant; 1E-Election of Director: Patrick C. Haden; 1F-Election of Director: Terrance G. Hodel; 1G-Election of Director: Robert L. Hunt II; 1H-Election of Director: Lydia H. Kennard; 1I- Election of Director: Senator John F. Seymour (Retired); 1J-Election of Director: Bruce G. Willison.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as IndyMac’s independent auditors for the year ending December 31, 2008.	For	For	Management

Company	Iowa Telecommunications Services,
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/12/2008	Record Date:	4/22/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Brian G. Hart*; 02-Alan L. Wells*; 03-Kenneth R. Cole**. Note: * = Class I Expires in 2011; ** = Class II Expires in 2009.	For	For	Management

2.00	Approval and ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2008 (Proposal No. 2).	For	For	Management

Company	JER Investors Trust Inc.
Ticker:	JRT	Cusip:	46614H301
Meeting Date:	5/29/2008	Record Date:	4/29/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Joseph E. Robert, Jr.; 02-Keith W. Belcher; 03-Mark S. Weiss; 04-Daniel J. Altobello; 05-Peter D. Linneman; 06-W. Russell Ramsey; 07-Frank J. Caufield; 08-Dwight L. Bush.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for fiscal year 2008.	For	For	Management

Company	KeyCorp
Ticker:	KEY	Cusip:	493267108
Meeting Date:	5/15/2008	Record Date:	3/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Edward P. Campbell; 02-H. James Dallas; 03-Lauralee E. Martin; 04-Bill R. Sanford.	For	For	Management

2.00	Amendment to Code of Regulations to require the annual election of all directors.	For	For	Management

3.00	Ratification of the appointment of independent auditors.	For	For	Management

Company	LaSalle Hotel Properties
Ticker:	LHO	Cusip:	517942108
Meeting Date:	4/24/2008	Record Date:	2/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Jon E. Bortz; 02-Donald A. Washburn.	For	For	Management

2.00	To ratify the appointment of the Company’s independent registered public accountants for the year ending December 31, 2008.	For	For	Management

3.00	To consider and act upon any other matters that may properly be brought before the Annual Meeting and at any adjournments or postponements thereof.	For	For	Management

Company	Lexington Realty Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/20/2008	Record Date:	3/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-E. Robert Roskind; 02-Richard J. Rouse; 03-T. Wilson Eglin; 04-Clifford Broser; 05-Geoffrey Dohrmann; 06-Harold First; 07-Richard Frary; 08-Carl D. Glickman; 09-James Grosfeld; 10-Kevin W. Lynch.

		For	For	Management

2.00	To ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	LMP Real Estate Income Fund Inc.
Ticker:	RIT	Cusip:	50208C108
Meeting Date:	4/28/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Daniel P. Cronin; 02-Paolo M. Cucchi; 03-Riordan Roett.	For	For	Management

Company	MCG Capital Corporation
Ticker:	MCGC	Cusip:	58047P107
Meeting Date:	4/23/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Robert J. Merrick; 02-B. Hagen Saville; 03-Wallace B. Millner, III; 04-Richard W. Neu.	For	For	Management

2.00

The ratification of the selection of the independent registered public accounting firm of Ernst & Young LLP as independent auditors for MCG Capital Corporation for the fiscal year ending December 31, 2008.

		For	For	Management

3.00

To approve a proposal to authorize flexibility for the Company, with approval of its Board of Directors, to sell shares of its common stock at a price below the Company’s then current net asset value per share.

		For	For	Management

4.00	To approve an amendment to the Company’s 2006 Employee Restricted Stock Plan.	For	For	Management

5.00	To approve an amendment to the Company’s 2006 Non-Employee Director Restricted Stock Plan.	For	For	Management

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J304
Meeting Date:	5/22/2008	Record Date:	4/1/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Edward K. Aldag, Jr.; 02-Virginia A. Clarke; 03-G. Steven Dawson;
04-R. Steven Hamner; 05-Robert E. Holmes, Ph.D.;
06-Sherry A. Kellett; 07-William G. McKenzie;
08-L. Glenn Orr, Jr.

		For	For	Management

2.00	To ratify the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	MFA Mortgage Investments, Inc.
Ticker:	MFA	Cusip:	55272X201
Meeting Date:	5/21/2008	Record Date:	3/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Stephen R. Blank; 02-Edison C. Buchanan.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as MFA’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	Mid-America Apartment
Ticker:	MAA	Cusip:	59522J103
Meeting Date:	5/20/2008	Record Date:	3/12/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Amendment of Mid-America’s Charter to move from a staggered board structure to annual election for all directors.	For	For	Management

2.00	Directors Recommend: A vote for election of the following nominees: 01-H. Eric Bolton, Jr.; 02-Alan B. Graf, Jr.; 03-Ralph Horn; 04-Philip W. Norwood.	For	For	Management

3.00	Ratification of Ernst & Young LLP as Mid- America’s independent registered public accounting firm for 2008.	For	For	Management

Company	National City Corporation
Ticker:	NCC	Cusip:	635405103
Meeting Date:	4/29/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-J. E. Barfield;
02-J. S. Broadhurst; 03-C. M. Connor; 04-B. P. Healy; 05-J. D. Kelly; 06-A. H. Koranda; 07-M. B. McCallister; 08-P. A. Ormond; 09-P. E. Raskind;
10-G. L. Shaheen; 11-J. S. Thornton; 12-M. Weiss.

		For	For	Management

2.00	The ratification of the Audit Committee’s selection of Ernst & Young LLP as the independent registered public accounting firm.	For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/30/2008	Record Date:	4/1/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Denins E. Gershenson; 02-Kevin B. Habicht; 03-Clifford R. Hinkle; 04-Richard B. Jennings; 05-Ted B. Lanier; 06-Robert C. Legler; 07-Craig MacNab; 08-Robert Martinez.

		For	For	Management

2.00	To ratify the selection of the independent registered public accounting firm for 2008.	For	For	Management

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	5/2/2008	Record Date:	2/29/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-R. Bruce Andrews; 02-Charles D. Miller.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the Company’s independent accountants for the calendar year ending December 31, 2008.	For	For	Management

Company	Neuberger Berman Real Estate Securities Income Fund
Ticker:	NRO	Cusip:	64190A103
Meeting Date:	1/25/2008	Record Date:	11/29/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve an agreement and plan of reorganization pursuant to which Neuberger Berman Realty Income Fund Inc. would transfer its assets to Neuberger Berman Real Estate Securities Income Fund Inc. in exchange for shares of common stock and preferred stock of NRO and the assumption by NRO of NRI’s liabilities and NRI would dissolve under applicable state law.

		For	For	Management

Company	Neuberger Berman Real Estate Securities Income Fund
Ticker:	NRO	Cusip:	64190A103
Meeting Date:	5/28/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Martha C. Goss; 02-Robert A. Kavesh; 03-Edward J. O’Brien; 04-William E. Rulon; 05-Candace L. Straight.	For	For	Management

2.00

To consider, if properly presented at the meeting, a stockholder proposal to request that the Board of Directors establish a special committee to investigate suitable alternatives to replace the Fund’s investment manager, Neuberger Berman Management.

		Against	Against	Shareholder(s)

Company	Neuberger Berman Realty Income Fund
Ticker:	NRI	Cusip:	64126G109
Meeting Date:	1/25/2008	Record Date:	11/29/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve an agreement and plan of reorganization pursuant to which Neuberger Berman Realty Income Fund Inc. (“NRI”) wowuld transfer its assets to Neuberger Berman Real Estate Securities Income Fund Inc. (“NRO”) in exchange for shares of common stock and preferred stock of NRO and the assumption by NRO of NRI’s liabilities and NRI would dissolve under applicable state laws.

		For	For	Management

Company	New York Community Bancorp, Inc.
Ticker:	NYB	Cusip:	649445103
Meeting Date:	6/11/2008	Record Date:	4/16/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Dominick Ciampa; 02-W. C. Frederick, M.D.; 03-Max L. Kupferberg; 04-Spiros J. Voutsinas; 05-Robert Wann.	For	For	Management

2.00	The ratification of the appointment of KPMG LLP as the independent registered public accounting firm of New York Community Bancorp, Inc. for the fiscal year ending December 31, 2008.	For	For	Management

Company	Newcastle Investment Corp.
Ticker:	FCT	Cusip:	65105M108
Meeting Date:	5/22/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Wesley R. Edens; 02-David K. McKown.	For	For	Management

2.00	Proposal to approve the appointment of Ernst & Young LLP as the Company’s independent auditors for the fiscal year 2008.	For	For	Management

Company	Parkway Properties, Inc.
Ticker:	PKY	Cusip:	70159Q104
Meeting Date:	5/8/2008	Record Date:	3/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Daniel P. Friedman; 02-Roger P. Friou; 03-Martin L. Garcia; 04-Michael J. Lipsey; 05-Steven G. Rogers; 06-Leland R. Speed; 07-Troy A. Stovall; 08-Lenore M. Sullivan.

		For	For	Management

2.00	To consider and ratify the appointment of Ernst & Young LLP as independent accountants of the Company for the 2008 fiscal year.	For	For	Management

Company	Realty Income Corporation
Ticker:	O	Cusip:	756109104
Meeting Date:	5/13/2008	Record Date:	3/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Kathleen R. Allen; 02-Donald R. Cameron; 03-William E. Clark, Jr.; 04-Priya Cherian Huskins; 05-Roger P. Kuppinger; 06-Thomas A. Lewis; 07-Michael D. McKee; 08-Gregory T. McLaughlin; 09-Ronald L. Merriman; 10-Willard H. Smith, Jr..

		For	For	Management

2.00	Ratification of appointment of KPMG LLP as the independent registered public accounting firm for fiscal year ending December 31, 2008.	For	For	Management

Company	Regions Financial Corporation
Ticker:	RF	Cusip:	7591EP100
Meeting Date:	4/17/2008	Record Date:	2/19/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

1A-Election of Director: David J. Cooper, Sr.; 1B-Election of Director: Earnest W. Deavenport, Jr.; 1C-Election of Director: John E. Maupin, Jr.; 1D-Election of Director: Charles D. McCrary; 1E-Election of Director: Jorge M. Perez; 1F-Election of Director: Spence L. Wilson.

		For	For	Management

2.00	Ratification of selection of independent registered public accounting firm.	For	For	Management

Company	Resource Capital Corp.
Ticker:	RSO	Cusip:	76120W302
Meeting Date:	6/12/2008	Record Date:	4/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Walter T. Beach; 02-Edward E. Cohen; 03-Jonathan Z. Cohen; 04-William B. Hart; 05-Gary Ickowicz; 06-Murray S. Levin, 07-Sherrill Neff.

		For	For	Management

Company	Resource Captial Corporation
Ticker:	RSO	Cusip:	76120W302
Meeting Date:	7/25/2007	Record Date:	6/4/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Walter T. Beach, (2) Edward E. Cohen, (3) Jonathan Z. Cohen, (4) William B. Hart, (5) Gary Ickowicz, (6) Murray S. Levin,
(7) P. Sherrill Neff.

		For	For	Management

2.00	Proposal to adopt the Resource Capital Corp. 2007 omnibus equity compensation plan.	For	For	Management

Company	Simon Property Group, Inc.
Ticker:	SPG	Cusip:	828806109
Meeting Date:	5/8/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Birch Bayh; 02-Melvyn E. Bergstein; 03-Linda Walker Bynoe; 04-Karen N. Horn; 05-Reuben S. Leibowitz; 06-J. Albert Smith, Jr.; 07-Pieter S. Van Den Berg.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2008.	For	For	Management

3.00	To approve the amended Simon Property Group, L.P. 1998 Stock Incentive Plan.	For	For	Management

4.00	The stockholder proposal to adopt a “Pay for Superior Performance Principle (sic).”	Against	Against	Shareholder(s)

Company	SL Green Realty Corp.
Ticker:	SLG	Cusip:	78440X101
Meeting Date:	6/25/2008	Record Date:	4/4/208

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Marc Holliday; 02-John S. Levy.	For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	To approve and ratify the adoption of our 2008 Employee Stock Purchase Plan in order to increase the number of shares that may be issued pursuant to such plan.	For	For	Management

Company	Sun Communities, Inc.
Ticker:	SUI	Cusip:	866674104
Meeting Date:	7/18/2008	Record Date:	4/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election for the following nominees: 01-Gary A. Shiffman; 02-Ronald L. Piasecki.	For	For	Management

2.00	Ratification of appointment of Grant Thornton LLP.	For	For	Management

Company	Sunstone Hotel Investors, Inc.
Ticker:	SHO	Cusip:	867892101
Meeting Date:	5/7/2008	Record Date:	3/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Robert A. Alter; 02-Lewis N. Wolff; 03-Z. Jamie Behar; 04-Thomas A. Lewis; 05-Keith M. Locker; 06-Keith P. Russell.	For	For	Management

2.00	Ratification of the Audit Committee’s appointment of Ernst & Young LLP to act as the independent public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	Adoption of the Executive Incentive Plan.	For	For	Management

Company	Tanger Factory Outlet Centers, Inc.
Ticker:	TCO	Cusip:	875465106
Meeting Date:	5/16/2008	Record Date:	3/19/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Stanley K. Tanger; 02-Steven B. Tanger; 03-Jack Africk; 04-William G. Benton; 05-Thomas E. Robinson; 06-Allan L. Schuman.	For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	The Zweig Total Return Fund, Inc.
Ticker:	ZTR	Cusip:	989837109
Meeting Date:	5/6/208	Record Date:	3/11/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Wendy Luscombe; 02-R. Keith Walton.	For	For	Management

Company	TrustCo Bank Corp NY
Ticker:	TRST	Cusip:	898349105
Meeting Date:	5/19/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Anthony J. Marinello; 02-William D. Powers.	For	For	Management

2.00	Ratification of the appointment of KPMG LLP as TrustCo’s independent auditors for 2008.	For	For	Management

Company	U.S. Bancorp
Ticker:	USB	Cusip:	902973304
Meeting Date:	4/15/2008	Record Date:	2/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

1A-Election of Director to service until the Annual Meeting in 2009: Douglas M. Baker, Jr.; 1B-Election of Director to serve until the Annual Meeting in 2009: Joel W. Johnson; 1C-Election of Director to serve until the Annual Meeting in 2009: David B. O’Maley; 1D-Election of Director to serve until the Annual Meeting in 2009: O’Dell M. Owens, M.D., M.P.H.; 1E-Election of Director to serve until the Annual Meeting in 2009: Craig D. Schnuck

		For	For	Management

2.00	Ratify selection of Ernst & Young LLP as independent auditor for the 2008 fiscal year.	For	For	Management

3.00	Shareholder Proposal: Annual ratification of executive officer compensation.	Against	Against	Shareholders

4.00	Shareholder Proposal: Separate the roles of Chairman and Chief Executive Officer.	Against	Against	Shareholders

Company	UDR, Inc.
Ticker:	UDR	Cusip:	902653104
Meeting Date:	5/30/2008	Record Date:	4/4/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Katherine A. Cattanach; 02-Eric J. Foss; 03-Robert P. Freeman; 04-Jon A. Grove; 05-James D. Klingbeil; 06-Robert C. Larson; 07-Thomas R. Oliver; 08-Lynne B. Sagalyn; 09-Mark J. Sandler; 10-Thomas W. Toomey; 11-Thomas C. Wajnert.

		For	For	Management

2.00	Proposal to ratify the appointment of Ernst & Young LLP to serve as our independent auditors for the year ending December 31, 2008.	For	For	Management

Company	U-Store-It Trust
Ticker:	YSI	Cusip:	91274F104
Meeting Date:	5/6/2008	Record Date:	3/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-J. C. (Jack) Dannemiller; 02-W. M. Diefenderfer III; 03-Harold S. Haller; 04-Daniel B. Hurwitz; 05-Dean Jernigan; 06-Marianne M. Keller; 07-David J. LaRue.

		For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for the year ending December 31, 2008.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. Fund

/s/ Adam D. Portnoy	/s/ Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 27, 2008